Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 9,636	$ 280	$ 1,403
Recognized in income	(7,478)	4,151	(1,128)
Other movements	(67)	5,303	0
Translation Differences	274	(98)	5
Ending balance	2,365	9,636	280
Tangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9,597	0
Recognized in income	(7,474)	4,388
Other movements	(67)	5,303
Translation Differences	273	(94)
Ending balance	2,329	9,597	0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	46	44	25
Recognized in income	(31)	6	18
Other movements	0	0	0
Translation Differences	5	(4)	1
Ending balance	20	46	44
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	21,858	42,178	60,308
Recognized in income	(114)	(20,320)	(18,134)
Other movements	0	0	0
Translation Differences	(5)	0	4
Ending balance	21,739	21,858	42,178
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(21,865)	(41,942)	(58,930)
Recognized in income	141	20,077	16,988
Other movements	0	0	0
Translation Differences	1	0	0
Ending balance	$ (21,723)	$ (21,865)	$ (41,942)